Condensed consolidated statement of profit or loss and other comprehensive income (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 1,317	$ 1,092
Cost of revenue	(781)	(747)
Other income	6	6
Sales and marketing expense	(150)	(133)
General and administrative expense	(257)	(285)
Research and development expense	(220)	(219)
Restructuring costs	(4)	(51)
Net impairment losses on financial assets	(40)	(33)
Other expenses	(2)	(10)
Operating loss	(131)	(380)
Finance income	90	102
Finance costs	(83)	(63)
Net change in fair value of financial assets and liabilities	(25)	(46)
Net finance costs	(18)	(7)
Share of loss of equity-accounted investees (net of tax)	(4)	(3)
Loss before income tax	(153)	(390)
Income tax expense	(31)	(7)
Loss for the period	(184)	(397)
Items that will not be reclassified to profit or loss:
Defined benefit plan remeasurements		(1)
Investments and put liabilities at FVOCI - net change in fair value		(6)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences - foreign operations	(32)	(14)
Other comprehensive loss for the period, net of tax	(32)	(21)
Total comprehensive loss for the period	(216)	(418)
Loss attributable to:
Owners of the Company	(157)	(378)
Non-controlling interests	(27)	(19)
Loss for the period	(184)	(397)
Total comprehensive loss attributable to:
Owners of the Company	(185)	(393)
Non-controlling interests	(31)	(25)
Total comprehensive loss for the period	$ (216)	$ (418)
Loss per share
Basic loss per share	$ (0.04)	$ (0.1)
Diluted loss per share	$ (0.04)	$ (0.1)